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Invesco S&P Ultra Dividend Revenue ETF
Summary Information
Investment Objective
The Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P Ultra Dividend Revenue ETF Invesco S&P Ultra Dividend Revenue ETF
Management Fees	0.39%
Other Expenses	none
Total Annual Fund Operating Expenses	0.39%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P Ultra Dividend Revenue ETF | Invesco S&P Ultra Dividend Revenue ETF | USD ($)	40	125	219	493

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is designed to measure the performance of positive revenue-producing constituent securities of the S&P 900® Index (the “Parent Index”). The Parent Index is comprised of common stocks of approximately 900 mid- and large-capitalization companies, and is created by combining the S&P 500® Index and S&P MidCap 400® Index to form an investable benchmark for the large- and mid-cap segments of the U.S. equity market. From a universe of components of the Parent Index, the Underlying Index (1) excludes securities that do not currently pay a dividend and (2) excludes securities whose revenues over the last 12 months are unavailable, zero, or not positive. Of the remaining eligible securities, the Underlying Index excludes the top 5% of securities by the average 12-month trailing dividend yield from the previous four quarters, including the most recent quarter, and the top 5% of securities within each sector, as classified by the Global Industry Classification Standard (“GICS®“), by the last 12-month dividend payout ratio, which is calculated as its dividend per share divided by the basic earnings per share. The top 60 remaining securities with the highest dividend yield are included in the Underlying Index.
Unlike the Parent Index, which weights component securities by float-adjusted market capitalization, thereby giving higher percentage allocations to companies with larger market capitalizations, the Underlying Index uses a “revenue-weighted” methodology, whereby it weights each constituent security based on the sum of the company’s revenues for the trailing four quarters, divided by the total revenue of all Underlying Index constituents, subject to a maximum 5% per company weighting. Any excess weight is proportionally redistributed to all uncapped constituents.
As of October 31, 2023, the Underlying Index was comprised of 57 constituents with market capitalizations ranging from $2.4 billion to $152.9 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of Oppenheimer S&P Ultra Dividend Revenue ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019. Accordingly, the performance shown below for periods ending on or prior to May 24, 2019 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	-11.74%
Best Quarter	December 31, 2020	28.84%
Worst Quarter	March 31, 2020	-40.41%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco S&P Ultra Dividend Revenue ETF	1 Year	5 Years	Since Inception	Inception Date
Invesco S&P Ultra Dividend Revenue ETF	7.16%	8.01%	10.64%	Sep. 30, 2013
After Taxes on Distributions | Invesco S&P Ultra Dividend Revenue ETF	6.21%	6.91%	9.53%
After Taxes on Distributions and Sale of Fund Shares | Invesco S&P Ultra Dividend Revenue ETF	4.78%	6.06%	8.42%
S&P 900® Dividend Revenue-Weighted Index (reflects no deduction for fees, expenses or taxes)	7.57%	8.31%	11.18%
S&P 900® Index (reflects no deduction for fees, expenses or taxes)	(17.82%)	9.24%	11.29%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.